Leases-Lessee (Schedule of Future Minimum Lease Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Leases-Lessee [Abstract]
2015	¥ 834
2016	721
2017	365
2018	332
2019	272
Thereafter	844
Total minimum lease payments	3,368
Less sublease income to be received in the future under noncancelable subleases	585
Net minimum lease payments	¥ 2,783